===============================================================================



                      DIMENSIONAL INVESTMENT GROUP INC.

                            RWB/DFA U.S. High Book
                             To Market Portfolio














                                ANNUAL REPORT













                        Period Ended November 30, 1996

===============================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.
                    RWB/DFA HIGH BOOK TO MARKET PORTFOLIO
                                ANNUAL REPORT
                              TABLE OF CONTENTS

                                                                        Page
                                                                       -------
Dimensional Investment Group Inc.
     Performance Chart  ..........................................         1
     Statement of Assets and Liabilities  ........................         2
     Statement of Operations  ....................................         3
     Statement of Changes in Net Assets  .........................         4
     Financial Highlights  .......................................         5
     Notes to Financial Statements  ..............................       6-7
     Report of Independent Accountants  ..........................         8

The DFA Investment Trust Company - The U.S. Large Cap Value
   Series
     Performance Chart  ..........................................         9
     Statement of Net Assets  ....................................     10-11
     Statement of Operations  ....................................        12
     Statements of Changes in Net Assets  ........................        13
     Financial Highlights  .......................................        14
     Notes to Financial Statements  ..............................     15-16
     Report of Independent Accountants  ..........................        17


This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DIMENSIONAL INVESTMENT GROUP INC.
                              PERFORMANCE CHART

RWB/DFA U.S. High Book to Market Portfolio vs.
Fama-French Large Cap Value Index
July 1996-November 1996

The following reflects the growth of a $10,000 investment.



                             RWB/DFA U.S. High Book     Fama-French Large Cap
                               to Market Portfolio          Value Index
                             ----------------------     ---------------------

6/30/96                             10000                    10000
7/31/96                             9554                     9447
8/31/96                             9926.606                 9754.9722
9/30/96                             10116.20417              9945.194158
10/31/96                            10438.91109              10245.53902
11/30/96                            11197.81992              10822.36287


Annualized                       From
Total Return(%)                July 1996
--------------------------------------------
                                 11.98



* The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing in the U.S. Large Cap Value Series of the DFA Investment Trust Company which in turn invests on a market cap-weighted basis in companies that have market caps of approximately $600 million or more and book-to-market ratios in the upper 30% of publicly traded companies.

* This was a new portfolio and its year-to-date returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.

Fama-French Large Cap Value Index courtesy of Fama-French and CRSP, University of Chicago.

                      DIMENSIONAL INVESTMENT GROUP INC.
                  RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                     STATEMENT OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1996
                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

 ASSETS:
 Investment in The U.S. Large Cap Value Series of The DFA Investment Trust
  Company  (2,622,684 Shares, Cost $37,150) at Value .............................   $   40,697
 Receivable for Fund Shares Sold  ................................................          158
 Prepaid Expenses and Other Assets  ..............................................           28
                                                                                     -----------
  Total Assets  ..................................................................       40,883
                                                                                     -----------
LIABILITIES:
 Payable for Investment Securities Purchased  ....................................          131
 Payable for Fund Shares Redeemed  ...............................................           27
 Accrued Expenses  ...............................................................           17
                                                                                     -----------
  Total Liabilities  .............................................................          175
                                                                                     -----------
Net Assets  ......................................................................   $   40,708
                                                                                     ===========
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)  .....................    3,781,468
                                                                                     ===========
Net Asset Value, Offering and Redemption Price Per Share  ........................   $    10.77
                                                                                     ===========
NET ASSETS CONSIST OF:
Paid-In Capital  .................................................................   $   36,987
Undistributed Net Investment Income  .............................................          176
Accumulated Net Realized Loss  ...................................................           (2)
Unrealized Appreciation of Investment Securities  ................................        3,547
                                                                                     -----------
  Total Net Assets  ..............................................................   $   40,708
                                                                                     ===========

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                  RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                           STATEMENT OF OPERATIONS
                         FOR THE PERIOD JUNE 7, 1996
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

 Investment Income
   Income Distributions Received ........................................   $  284
                                                                            -------
Expenses
   Administrative Services ..............................................        1
   Accounting & Transfer Agent Fees .....................................       10
   Shareholder Services .................................................        8
   Legal Fees ...........................................................        3
   Audit Fees ...........................................................        1
   Filing Fees ..........................................................        6
   Shareholders' Reports ................................................        8
   Directors' Fees and Expenses .........................................        2
   Organization Costs ...................................................        3
   Other ................................................................        1
                                                                            -------
    Total Expenses ......................................................       43
                                                                            -------
   Net Investment Income ................................................      241
                                                                            -------
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investment Securities  .............................       (2)
Change in Unrealized Appreciation (Depreciation) of Investment
   Securities ...........................................................    3,547
                                                                            -------
Net Gain on Investment Securities  ......................................    3,545
                                                                            -------
Net Increase in Net Assets Resulting from Operations  ...................   $3,786
                                                                            =======

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                  RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF CHANGES IN NET ASSETS

                         FOR THE PERIOD JUNE 7, 1996
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1996

                            (AMOUNTS IN THOUSANDS)

 Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................................................    $   241
   Net Realized Loss on Investment Securities ...........................         (2)
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................      3,547
                                                                            ---------
Net Increase in Net Assets Resulting from Operations  ...................      3,786
                                                                            ---------
Distributions From:
 Net Investment Income  .................................................        (65)
                                                                            ---------
Capital Share Transactions (1):
   Shares Issued ........................................................     37,975
   Shares Issued in Lieu of Cash Distributions ..........................         55
   Shares Redeemed ......................................................     (1,043)
                                                                            ---------
Net Increase From Capital Share Transactions  ...........................     36,987
                                                                            ---------
Total Increase  .........................................................     40,708
                                                                            ---------
Net Assets
   Beginning of Period ..................................................         --
                                                                            ---------
   End of Period ........................................................    $40,708
                                                                            =========
(1)  Shares Issued and Redeemed:
     Shares Issued  .....................................................      3,880
     Shares Issued in Lieu of Cash Distributions  .......................          6
     Shares Redeemed  ...................................................       (105)
                                                                            ---------
                                                                               3,781
                                                                            =========

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                  RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

                         FOR THE PERIOD JUNE 7, 1996
                         (COMMENCEMENT OF OPERATIONS)
                             TO NOVEMBER 30, 1996

               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

 Net Asset Value, Beginning of Period  ....................         $ 10.00
                                                                   -----------
Income from Investment Operations
---------------------------------
   Net Investment Income .................................             0.08
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  ........................................             0.72
                                                                   -----------
     Total from Investment Operations  ...................             0.80
                                                                   -----------
Less Distributions
------------------
   Net Investment Income .................................            (0.03)
                                                                   -----------
   Net Asset Value, End of Period ........................          $ 10.77
                                                                   ===========
Total Return  ............................................             8.06%#
Net Assets, End of Period (thousands)  ...................          $40,708
Ratio of Expenses to Average Net Assets (1)  .............             0.71%*(a)
Ratio of Net Investment Income to Average Net Assets  ....             2.70%*(a)
Portfolio Turnover Rate  .................................              N/A
Average Commission Rate  .................................              N/A

------
*   Annualized
#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.
                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1996, Dimensional Investment Group Inc. (the "Fund") consisted of eleven portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, RWB/DFA U.S. High Book to Market Portfolio, The DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, DFA One-Year Fixed Income Portfolio II, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of RWB/DFA U.S. High Book to Market Portfolio (the Portfolio") are presented herein; the financial statements for the other Portfolios are presented elsewhere.

   The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1996, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

   2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the period ended November 30, 1996, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

   In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of .09% of its average daily net assets.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):


           Gross Unrealized Appreciation                         $3,547
           Gross Unrealized Depreciation                             --
                                                               --------
           Net  .........................                        $3,547
                                                               ========



   At November 30, 1996, the Portfolio had a capital loss carryover for federal income tax purposes of approximately $1,000 which expires on November 30, 2004.

E. LINE OF CREDIT

   In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1996.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Dimensional Investment Group Inc.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., RWB/DFA U.S. High Book to Market Portfolio, as of November 30, 1996, and the related statements of operations, changes in net assets and financial highlights for the period June 7, 1996 (commencement of operations) to November 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., RWB/DFA U.S. High Book to Market Portfolio, as of November 30, 1996, and the results of its operations, changes in its net assets and its financial highlights for the period June 7, 1996 (commencement of operations) to November 30, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHART



U.S. Large Cap Value Series vs.
Fama-French Large Cap Value Index
March 1993-November 1996

The following reflects the growth of a $10,000 investment.

                   U.S. Large           Fama-French
                   Cap Value             Large Cap
                    Series              Value Index
----------------------------------------------------
2/28/93            10000                 10000
3/31/93            10298                 10302
4/30/93            10268.1358            10247.3994
5/31/93            10379.03167           10333.47755
6/30/93            10600.10504           10500.87989
7/31/93            10750.62653           10622.6901
8/31/93            11011.86676           10979.61249
9/30/93            10820.26028           10868.7184
10/31/93           10951.18543           10906.75891
11/30/93           10849.3394            10742.06685
12/31/93           11109.72355           11018.13797
1/31/94            11428.57261           11241.80617
2/28/94            10914.28684           10748.29088
3/31/94            10472.25823           10273.21643
4/30/94            10636.67268           10418.06878
5/31/94            10564.34331           10290.96834
6/30/94            10344.60497           10097.49813
7/31/94            10802.87097           10541.78805
8/31/94            11115.07394           10821.14543
9/30/94            10790.51378           10422.92728
10/31/94           11000.9288            10620.9629
11/30/94           10508.08719           10372.43237
12/31/94           10635.23504           10403.54967
1/31/95            10879.84545           10809.2881
2/28/95            11495.6447            11311.92
3/31/95            11671.52806           11354.9053
4/30/95            12098.70599           11718.26226
5/31/95            12729.04857           12346.36112
6/30/95            13007.81474           12550.07608
7/31/95            13577.55702           12926.57836
8/31/95            13986.24149           13163.13475
9/30/95            14470.16544           13694.92539
10/31/95           13875.44165           13395.00652
11/30/95           14634.4283            13886.60326
12/31/95           14739.79619           14233.76835
1/31/96            15158.4064            14571.10866
2/29/96            15384.26665           14568.19443
3/31/96            15919.63913           14807.11282
4/30/96            16180.72122           14823.40065
5/31/96            16454.1754            15047.234
6/30/96            15975.3589            15044.22455
7/31/96            15266.05296           14212.27893
8/31/96            15872.11527           14675.59923
9/30/96            16189.55757           14961.77341
10/31/96           16718.9561            15413.61897
11/30/96           17924.39284           16281.40572

Annualized             One              From
Total Return (%)       Year          March 1993
-----------------------------------------------
                      22.48            16.84

* The series' multifactor portfolios attempt to capture return premiums associated with high book-to-market ratios and capitalization. The U.S. Large Cap Value Series invests on a market cap-weighted basis in companies that have market caps of approximately $600 million or larger and book-to-market ratios in the upper 30% of publicly traded companies, and is invested on a market cap-weighted basis.

* This portfolio's returns in fiscal 1996 reflected the performance of large cap high book-to-market U.S. companies.

Past performance is not predictive of future performance.

Fama-French Large Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

                           STATEMENT OF NET ASSETS
                       THE U.S. LARGE CAP VALUE SERIES
                              NOVEMBER 30, 1996

                                                Shares                 Value+
                                              -----------         --------------
COMMON STOCKS - (98.9%)
  AK Steel Holding Corp.  ..........             29,400             $ 1,120,875
 *AMR Corp.  .......................            176,500              16,105,625
*#Advanced Micro Devices, Inc.  ....            241,900               5,866,075
  Aetna, Inc.  .....................            197,726              14,260,988
  Ahmanson (H.F.) & Co.  ...........            237,800               7,847,400
  Albemarle Corp.  .................             97,500               1,767,188
  Alexander & Baldwin, Inc.  .......             60,900               1,621,463
  Alleghany Corp.  .................              8,432               1,783,368
 *Alumax, Inc.  ....................             88,500               2,865,188
  Ambac, Inc.  .....................             47,400               3,246,900
 *Amdahl Corp.  ....................            228,333               2,711,454
  Amerada Hess Corp.  ..............            126,800               7,465,350
  American General Corp.  ..........            326,500              13,427,313
  American Greetings Corp. Class A               14,400                 407,700
  American National Insurance Co.  .             18,300               1,374,788
 #Apple Computer, Inc.  ............            319,800               7,755,150
  Argonaut Group, Inc.  ............             32,100                 950,963
  Asarco, Inc.  ....................            104,900               2,858,525
  Avnet, Inc.  .....................             50,600               2,960,100
 *BHC Communications, Inc. Class A                7,100                 725,088
  Ball Corp.  ......................            112,500               2,756,250
  Bancorp Hawaii, Inc.  ............             55,800               2,434,275
  Bankers Trust New York Corp.  ....            101,900               8,865,300
  Bear Stearns Companies, Inc.  ....            179,274               4,930,035
  Berkley (W.R.) Corp.  ............             18,200                 960,050
*#Bethlehem Steel Corp.  ...........            275,500               2,479,500
 *Beverly Enterprises  .............            231,100               3,062,075
  Block Drug Co., Inc. Class A  ....             15,928                 726,711
  Boise Cascade Corp.  .............            121,100               3,754,100
  Borg Warner Automotive, Inc.  ....             46,300               1,852,000
  Bowater, Inc.  ...................             52,600               1,979,075
 *Burlington Industries, Inc.  .....             96,800               1,052,700
  Burlington Northern Santa Fe
   Corp. ...........................            208,200              18,711,975
  CIGNA Corp.  .....................            107,508              15,198,944
 *CNA Financial Corp.  .............             90,300               9,707,250
  CSX Corp.  .......................            365,200              17,073,100
 *Cal Fed Bancorp, Inc.  ...........             58,900               1,428,325
  Centex Corp.  ....................             38,400               1,382,400
  Champion International Corp.  ....            182,000               7,826,000
  Chesapeake Corp.  ................             15,100                 460,550
  Chiquita Brands International,
   Inc. ............................             39,500                 523,375
 *Chris-Craft Industries, Inc.  ....             64,859               2,651,112
  Chrysler Corp.  ..................          1,197,826              42,522,823
  Cincinnati Financial Corp.  ......             89,560               5,373,600
  Citizens Corp.  ..................             14,000                 306,250
  Coca-Cola Enterprises, Inc.  .....            186,300               8,406,788
  Comdicso, Inc.  ..................             68,800               2,236,000
  Commerce Bancshares, Inc.  .......             50,740               2,276,966
  Commerce Group, Inc.  ............             49,600               1,190,400
  Comsat Corp. Series 1  ...........             86,100               2,260,125
 #Conrail, Inc.  ...................            115,200              11,203,200
  Consolidated Freightways, Inc.  ..            100,900               2,434,213
  Coors (Adolph) Co. Class B  ......             80,500               1,589,875
  Countrywide Credit Industries,
   Inc. ............................            144,200               4,163,775
  Cummins Engine Co., Inc.  ........             55,200               2,497,800
 #Cyprus Amax Minerals Co., Inc.  ..            238,900               5,912,775
 *DSC Communications Corp.  ........            238,500               4,307,906
  Diamond Shamrock, Inc.  ..........             47,600               1,547,000
*#Digital Equipment Corp.  .........            301,300              11,072,775


                                                Shares                 Value+
                                              -----------         --------------

  Dillard Department Stores, Inc.
   Class A .........................            246,700             $ 7,555,188
 *Dime Bancorp, Inc.  ..............            140,300               2,227,263
  Donaldson, Lufkin & Jenrette,
   Inc. ............................             86,500               3,081,563
 #Enserch Corp.  ...................             92,800               2,169,200
 *Enserch Exploration, Inc.  .......            107,100               1,218,263
  Equitable Companies, Inc.  .......            150,100               3,714,975
  Equitable of Iowa Companies  .....             19,100                 854,725
 *FHP International Corp.  .........             41,800               1,502,188
  Federal-Mogul Corp.  .............             15,500                 344,875
*#Federated Department Stores, Inc.             444,300              15,161,738
  Financial Security Assurance
   Holdings, Ltd. ..................             30,300                 962,025
  Fina, Inc. Class A  ..............             35,000               1,653,750
  Finova Group, Inc.  ..............             36,600               2,415,600
  First Citizens Bancshares, Inc.
   NC ..............................              3,700                 294,150
  First Colony Corp.  ..............             66,300               2,386,800
  First Hawaiian, Inc.  ............             44,100               1,430,494
  First of America Bank Corp.  .....             25,800               1,567,350
  Florida East Coast Industries,
   Inc. ............................             11,400               1,003,200
  Ford Motor Co.  ..................          1,903,500              62,339,626
 *Fruit of The Loom, Inc. Class A  .             57,300               2,041,313
  GATX Corp.  ......................             27,200               1,356,600
  General Motors Corp.  ............          1,284,500              74,019,293
 #General Motors Corp. Class H  ....            182,646               9,954,207
  Georgia-Pacific Corp.  ...........            164,900              11,996,475
  Golden West Financial Corp.  .....             90,800               6,129,000
  Goodyear Tire & Rubber Co.  ......             30,000               1,455,000
 *Grand Casinos, Inc.  .............              4,000                  51,000
  Great Atlantic & Pacific Tea Co.,
   Inc. ............................             51,700               1,693,175
  Great Western Financial Corp.  ...            217,800               6,779,025
  Greenpoint Financial Corp.  ......             71,600               3,454,700
  Heilig-Meyers Co.  ...............             33,900                 470,363
  Helmerich & Payne, Inc.  .........             32,000               1,720,000
  Inland Steel Industries, Inc.  ...             90,600               1,687,425
  International Paper Co.  .........            497,200              21,131,000
 *International Speciality
   Products, Inc. ..................             71,800                 870,575
 #James River Corp. of Virginia  ...            126,200               4,038,400
  K Mart Corp.  ....................          1,187,400              13,209,825
 *Kaiser Aluminum Corp.  ...........             89,000                 945,625
  LTV Corp.  .......................            225,900               2,428,425
 #Lafarge Corp.  ...................            136,700               2,631,475
  Lehman Brothers Holdings, Inc.  ..            222,600               6,483,225
  Lennar Corp.  ....................             60,000               1,560,000
  Liberty Corp.  ...................             22,000                 838,750
  Liberty Financial Companies, Inc.              81,000               2,875,500
  Lincoln National Corp.  ..........            154,850               8,342,544
  Loews Corp.  .....................            184,900              17,149,475
  Longs Drug Stores Corp.  .........             14,000                 701,750
  Longview Fibre Co.  ..............             43,100                 786,575
  Louisiana-Pacific Corp.  .........            196,400               4,443,550
  MBIA, Inc.  ......................             58,300               5,895,588
  MCI Communications Corp.  ........            333,400              10,189,538
  Mead Corp.  ......................             72,300               4,283,775
  Mercantile Stores Co., Inc.  .....             70,012               3,518,103
 *Meyer (Fred), Inc. DE  ...........             35,500               1,189,250
  Mitchell Energy & Development
   Corp. Class A ...................             29,500                 641,625

                                      10

THE U.S. LARGE CAP VALUE SERIES
CONTINUED
                                                Shares                 Value+
                                              -----------         --------------
  Mitchell Energy & Development
   Corp. Class B ...................            37,200              $   785,850
 #Morgan (J.P.) & Co., Inc.  .......            94,300                8,899,563
  Murphy Oil Corp.  ................            11,600                  591,600
 *National Semiconductor Corp.  ....           254,100                6,225,450
 *Navistar International Corp.  ....           141,300                1,342,350
*#Nextel Communications Corp.
   Class A .........................           329,800                4,967,613
  Norfolk Southern Corp.  ..........           158,500               14,265,000
  Occidental Petroleum Corp.  ......           476,200               11,428,800
  Ogden Corp.  .....................           104,696                2,028,485
  Ohio Casualty Corp.  .............            47,800                1,643,125
  Old Republic International Corp.             127,950                3,470,644
  Overseas Shipholding Group, Inc.              26,400                  422,400
  PHH Corp.  .......................            66,000                2,961,750
  Paccar, Inc.  ....................            55,300                3,691,275
  Paine Webber Group, Inc.  ........            76,300                2,069,638
  Paul Revere Corp.  ...............            62,000                1,960,750
  Phelps Dodge Corp.  ..............            91,700                6,659,713
  Potlatch Corp.  ..................            94,600                4,186,050
  Providian Corp.  .................           214,500               11,475,750
  Pulte Corp.  .....................            35,700                1,093,313
*#Quantum Corp.  ...................            68,400                1,838,250
  RJR Nabisco Holdings Corp.  ......           488,080               15,618,560
  Rayonier, Inc.  ..................            40,000                1,550,000
  Reliance Group Holdings, Inc.  ...           104,800                  943,200
  Republic New York Corp.  .........            64,900                5,727,425
  Reynolds Metals Co.  .............            93,500                5,563,250
  Ryder System, Inc.  ..............           119,400                3,626,775
  Safeco Corp.  ....................           184,900                7,719,575
  Saint Paul Companies, Inc.  ......           213,400               12,563,925
 #Salomon, Inc.  ...................           219,800               10,028,375
 #Sensormatic Electronics Corp.  ...            97,200                1,944,000
  Signet Banking Corp.  ............           113,000                3,418,250
  Smiths Food & Drug Centers, Inc.
   Class B .........................             7,469                  225,937
  Southern New England
   Telecommunications Corp. ........            42,800                1,701,300
  Springs Industries, Inc. Class A              27,000                1,255,500
  St. Joe Corp.  ...................            35,000                2,314,375
  Standard Federal Bancorporation,
   Inc. ............................            15,100                  851,263
  Stone Container Corp.  ...........           237,400                3,650,025
  Sun Company, Inc.  ...............            64,080                1,602,000
  TIG Holdings, Inc.  ..............            75,300                2,296,650
 *Tandem Computers, Inc.  ..........           287,300                3,914,463
  Tecumseh Products Co. Class A  ...            20,300                1,195,163
  Tecumseh Products Co. Class B  ...             5,700                  309,938
  Telephone & Data Systems, Inc.  ..            71,400                2,668,575
  Temple-Inland, Inc.  .............           138,200                7,428,250
  Terra Industries, Inc.  ..........            26,300                  381,350
  Timken Co.  ......................            43,200                1,971,000
  Transamerica Corp.  ..............           136,400               10,826,750
  Tyson Foods, Inc. Class A  .......           113,500                3,724,219
  UMB Financial Corp.  .............            27,030                1,067,685
 *USAir Group, Inc.  ...............            12,300                  285,975
  USF&G Corp.  .....................           236,900                4,738,000
  USLIFE Corp.  ....................            72,100                2,226,088
  USX-Marathon Group, Inc.  ........           398,250                9,109,969


                                                Shares                 Value+
                                              -----------         --------------

  USX-US Steel Group  ..............            157,400           $  4,741,675
  Union Camp Corp.  ................            142,600              7,005,225
  Union Pacific Corp.  .............            273,200             15,913,900
*#Union Pacific Resources Group,
   Inc. ............................            231,385              6,912,627
  Unionbancal Corp.  ...............             53,200              2,912,700
 *Unisys Corp.  ....................            218,000              1,662,250
 *United States Cellular Corp.  ....             71,000              1,988,000
  Unitrin, Inc.  ...................             51,900              2,770,163
  Valero Energy Corp.  .............             81,100              2,433,000
  Valhi, Inc.  .....................             80,100                490,613
 *Value Health, Inc.  ..............             82,700              1,498,938
 *Viacom, Inc. Class B  ............            329,500             12,479,813
 *Vishay Intertechnology, Inc.  ....             81,600              1,713,600
  Washington Mutual, Inc.  .........             95,200              4,147,150
  Wellman, Inc.  ...................             44,600                719,175
  Wesco Financial Corp.  ...........              8,500              1,572,500
  Westvaco Corp.  ..................            143,250              4,046,813
  Weyerhaeuser Co.  ................            124,000              5,704,000
 *Wheelabrator Technologies, Inc.  .             88,100              1,442,638
  Whirlpool Corp.  .................             56,100              2,805,000
 *Woolworth Corp.  .................            158,500              3,804,000
 *Zurich Reinsurance Centre
   Holdings, Inc. ..................             34,300              1,050,438
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $830,481,801) .............                               977,353,393
                                                                  --------------

                                                 Face
                                                Amount
                                              -----------
                                                 (000)
TEMPORARY CASH INVESTMENTS --
  (0.7%)
  Repurchase Agreement, PNC
  Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury
  Bills 4.93%, 01/16/97)
  (Cost $7,009,000) ................           $  7,009              7,009,000
                                                                   -------------
TOTAL INVESTMENTS - (99.6%) (Cost
  $837,490,801) ....................                               984,362,393
                                                                   -------------
OTHER ASSETS AND LIABILITIES -
  (0.4%)
Other Assets  ......................                                 3,806,281
Payable for Fund Shares Redeemed  ..                                   (64,801)
Other Liabilities  .................                                  (162,180)
                                                                   -------------
                                                                     3,579,300
                                                                   -------------
NET ASSETS - (100.0%) Applicable to
  63,666,881 Outstanding $.01 Par
  Value Shares (Unlimited Number of
  Shares Authorized) ...............                              $987,941,693
                                                                   =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE .......                              $      15.52
                                                                   =============


------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

               See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY


                       THE U.S. LARGE CAP VALUE SERIES

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

 Investment Income
   Dividends .............................................................    $ 17,208
   Interest ..............................................................         718
   Income From Securities Lending ........................................          18
                                                                             ----------
 Total Investment Income  ................................................      17,944
                                                                             ----------
Expenses
   Investment Advisory Services ..........................................         699
   Accounting & Transfer Agent Fees ......................................         451
   Custodian's Fee .......................................................         126
   Legal Fees ............................................................          10
   Audit Fees ............................................................          19
   Shareholders' Reports .................................................          17
   Trustees' Fees and Expenses ...........................................           6
   Other .................................................................          23
                                                                             ----------
    Total Expenses .......................................................       1,351
                                                                             ----------
     Net Investment Income  ..............................................      16,593
                                                                             ----------
Net Realized and Unrealized Gain (Loss) on Investments
   Net Realized Gain on Investment Securities ............................      52,525
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................      82,209
                                                                             ----------
Net Gain on Investment Securities  .......................................     134,734
                                                                             ----------
Net Increase in Net Assets Resulting from Operations  ....................    $151,327
                                                                             ==========

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. LARGE CAP VALUE SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                               Year         Year
                                                                              Ended         Ended
                                                                             Nov. 30,     Nov. 30,
                                                                               1996         1995
                                                                            ----------   -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................................................    $ 16,593     $  8,688
   Net Realized Gain on Investment Securities ...........................      52,525       21,645
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................      82,209       68,474
                                                                            ----------   -----------
     Net Increase in Net Assets Resulting from Operations  ..............     151,327       98,807
                                                                            ----------   -----------
Distributions From:
   Net Investment Income ................................................     (16,140)      (8,440)
   Net Realized Gains ...................................................     (11,101)      (5,278)
                                                                            ----------   -----------
 Total Distributions  ...................................................     (27,561)     (13,718)
                                                                            ----------   -----------
Capital Share Transactions (1):
   Shares Issued ........................................................     470,093      209,434
   Shares Issued in Lieu of Cash Distributions ..........................      25,800       11,274
   Shares Redeemed ......................................................     (54,744)     (81,618)
                                                                            ----------   -----------
     Net Increase From Capital Share Transactions  ......................     441,149      139,090
                                                                            ----------   -----------
Total Increase  .........................................................     564,915      224,179
Net Assets
   Beginning of Period ..................................................     423,027      198,848
                                                                            ----------   -----------
   End of Period ........................................................    $987,942     $423,027
                                                                            ==========   ===========
(1)  Shares Issued and Redeemed:
     Shares Issued  .....................................................      33,894       18,580
     Shares Issued in Lieu of Cash Distributions  .......................       1,923        1,049
     Shares Redeemed  ...................................................      (3,976)      (7,857)
                                                                            ----------   -----------
                                                                               31,841       11,772
                                                                            ==========   ===========

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                       THE U.S. LARGE CAP VALUE SERIES
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 Year             Year             Year         Feb. 19
                                                                Ended            Ended             Ended          to
                                                               Nov. 30,         Nov. 30,         Nov. 30,       Nov. 30,
                                                                 1996             1995             1994          1993
                                                              ----------       ----------        ---------     ----------
Net Asset Value, Beginning of Period  .....................   $     13.29     $      9.92      $     10.59     $    10.00
                                                                 --------      ----------       ----------      ----------
Income from Investment Operations
   Net Investment Income ..................................          0.31            0.32             0.33           0.20
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  .........................................          2.57            3.53            (0.65)          0.58
                                                                 --------      ----------       ----------      ----------
    Total from Investment Operations ......................          2.88            3.85            (0.32)          0.78
                                                                 --------      ----------       ----------      ----------
Less Distributions
   Net Investment Income ..................................         (0.31)          (0.31)           (0.35)         (0.18)
   Net Realized Gains .....................................         (0.34)          (0.17)           --             (0.01)
                                                                 --------      ----------       ----------      ----------
     Total Distributions  .................................         (0.65)          (0.48)           (0.35)         (0.19)
                                                                 --------      ----------       ----------      ----------
Net Asset Value, End of Period  ...........................   $     15.52     $     13.29      $      9.92     $    10.59
                                                                 ========      ==========       ==========      ==========
Total Return  .............................................         22.48%          39.26%           (3.13)%          7.79%#
Net Assets, End of Period (thousands)  ....................      $987,942        $423,027         $198,848         $90,271
Ratio of Expenses to Average Net Assets  ..................          0.19%           0.21%            0.22%          0.23%*
Ratio of Net Investment Income to Average Net Assets  .....          2.37%           2.84%            3.72%          3.75%*
Portfolio Turnover Rate  ..................................         20.12%          29.41%           39.33%          0.75%*
Average Commission Rate (1)  ..............................   $    0.0499        N/A              N/A            N/A

------
*   Annualized

#   Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                  See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1996, The Trust consisted of fifteen investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The DFA International Value Series, The Emerging Markets Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, The DFA Two-Year Government Series and The DFA Two-Year Global Fixed Income Series. These financial statements relate solely to The U.S. Large Cap Value Series (the "Series").

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of securities for which no quotations are readily available are determined in good faith at fair value using methods determined by the Board of Directors.

   2. Federal Income Taxes: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

   3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 29, 1996.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1%.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended November 30, 1996, the Series made the following purchases and sales of investment securities (amounts in thousands):

            Purchases. .......................      $563,336
            Sales  ...........................       138,264

E. INVESTMENT TRANSACTIONS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):


            Gross Unrealized Appreciation                       $154,809
            Gross Unrealized Depreciation                         (7,938)
                                                              ----------
             Net  .........................                     $146,871
                                                              ==========


F. LINE OF CREDIT

   In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1996.

G. COMPONENTS OF NET ASSETS:

   At November 30, 1996, net assets consisted of (amounts in thousands):


    Paid-In Capital  ................................               $788,054
    Undistributed Net Investment Income  ............                    528
    Undistributed Net Realized Gain  ................                 52,489
    Unrealized Appreciation of Investment Securities                 146,871
                                                                  ----------
                                                                    $987,942
                                                                  ==========


H. SECURITIES LENDING

   Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $45,114,161 and the related collateral cash received is $46,014,444 at November 30, 1996.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The DFA Investment Trust Company:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The U.S. Large Cap Value Series as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. Large Cap Value Series, as of November 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997